Share-based compensation - Summary of Restricted Shares Activity (Detail) (Restricted shares [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Number of restricted shares Beginning Balance	43,285,101	48,486,036
Granted, Number of restricted shares		10,846,800	50,503,877
Forfeited, Number of restricted shares	(3,673,580)	(2,726,024)	(2,017,841)
Vested, Number of restricted shares	(21,380,720)	(13,321,711)
Outstanding, Number of restricted shares, Ending Balance	18,230,801	43,285,101	48,486,036
Outstanding, Weighted average grant-date fair value Beginning Balance	$ 0.4885	$ 0.2936
Expected to vest, Number of restricted shares	18,212,063
Granted, Weighted average grant-date fair value		$ 0.9362	$ 0.2934
Forfeited, Weighted average grant-date fair value	$ 0.4945	$ 0.3917	$ 0.2886
Vested, Weighted average grant-date fair value	$ 0.4864	$ 0.1636
Outstanding, Weighted average grant-date fair value Ending Balance	$ 0.4898	$ 0.4885	$ 0.2936
Expected to vest, Weighted average grant-date fair value	$ 0.4895